Consolidated Balance Sheet - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Jan. 18, 2022
Current assets:
Cash	$ 43,963	$ 1,567
Prepaid expenses and other current assets	422	209
Total current assets	44,385	1,776
Deferred offering costs		3,486
Total assets	44,385	5,262
Current liabilities
Accounts payable and accrued expenses	4,993	4,428
Note payable		7,756
Research and development license consideration liability		2,634
Total current liabilities	4,993	14,818
Total liabilities	6,530	14,818
Commitments and contingencies
Convertible preferred shares
Class A ordinary shares subject to possible redemption; 13,800,000 shares subject to possible redemption at $10.16 and $10.10 per share as of December 31, 2022 and December 31, 2021, respectively		12,500
Redeemable noncontrolling interest	10,000	10,000
Shareholders' deficit
Ordinary Shares, $0.001 par value per share; 17,437 shares authorized as of December 31, 2022; 3,548 shares issued and outstanding as of December 31, 2022	3
Additional Paid in Capital	69,703
Accumulated deficit	(41,851)	(32,056)
Total shareholders' equity (deficit)	27,855	(32,056)	$ (7,819)	$ 0
Total liabilities, convertible preferred shares, redeemable noncontrolling interest and shareholders' equity (deficit)	$ 44,385	$ 5,262